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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2782

Federated High Income Bond Fund, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2013 through 6/30/2014

Item 1. Proxy Voting Record.

Fund Name: Federated High Income Bond Fund, Inc.
IssuerName	MeetingDate	MeetingType	Ticker	SecurityID	SymbolType	ProposalText	Proponent	MgmtReco	VoteCast	Logical Ballot Status
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect John T. Collins	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect Maureen Lally-Green	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect Thomas M. O'Neill	Mgmt	For	N/A	Unvoted
FEDERATED EQUITY FUNDS	10/28/2013	Special	FGSAX	314172255	CUSIP	Elect P. Jerome Richey	Mgmt	For	N/A	Unvoted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Joseph J. Ashton	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Mary T. Barra	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Erroll B. Davis, Jr.	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Stephen J. Girsky	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect E. Neville Isdell	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Kathryn V. Marinello	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Michael G. Mullen	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect James J. Mulva	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Patricia F. Russo	Mgmt	For	Against	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Thomas M. Schoewe	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Theodore M. Solso	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Elect Carol M. Stephenson	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Ratification of Auditor	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	2014 Short-Term Incentive Plan	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	2014 Long-Term Incentive Plan	Mgmt	For	For	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Shareholder Proposal Regarding Cumulative Voting	ShrHoldr	Against	Against	Voted
General Motors Co.	6/10/2014	Annual	GM	37045V100	CUSIP	Shareholder Proposal Regarding Independent Board Chairman	ShrHoldr	Against	For	Voted
Royal Oak Ventures Inc	12/19/2013	Special	ROV	B8KJY66	SEDOL	Merger	Mgmt	For	For	Voted
Royal Oak Ventures Inc	12/19/2013	Special	ROV	B8KJY66	SEDOL	Transaction of Other Business	Mgmt	For	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated High Income Bond Fund, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 25, 2014